Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 12, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor		Successor	Predecessor	Predecessor	Predecessor
Operating Expenses:
Research and development	$ 399,894	$ 1,220,576		$ 2,276,519
Impairment of in-process research and development		69,280,171		69,280,171
Impairment of goodwill		11,895,033		11,895,033
General and administrative	420,174	3,929,225		7,465,362
Total Operating Expenses	820,068	86,325,005		90,917,085
Loss From Operations	(820,068)	(86,325,005)		(90,917,085)
Other (Income) Expense:
Interest expense
Interest (income) expense		314		(765)
Change in fair value of derivative liabilities
Gain on forgiveness of PPP Loan
Pre-Tax Net Loss	(820,068)	(86,325,319)		(90,916,320)
Income tax benefit	745,050	7,812,226		8,859,277
Net Loss	(75,018)	(78,513,093)		(82,057,043)
Deemed dividend to preferred stockholders		(7,915,836)		(7,915,836)
Net Loss Attributable to Common Stockholders	$ (75,018)	$ (86,428,929)		$ (89,972,879)
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Predecessor
Operating Expenses:
Research and development			$ 719,395		$ 1,786,357	$ 5,407,859	$ 2,124,277
Impairment of in-process research and development
Impairment of goodwill
General and administrative			1,164,013		3,465,382	7,605,205	5,580,099
Total Operating Expenses			1,883,408		5,251,739	13,013,064	7,704,376
Loss From Operations			(1,883,408)		(5,251,739)	(13,013,064)	(7,704,376)
Other (Income) Expense:
Interest expense						427,542	821,366
Interest (income) expense			140,404		308,468
Change in fair value of derivative liabilities			(19,600)		192,500	607,001	(228,100)
Gain on forgiveness of PPP Loan							(213,481)
Pre-Tax Net Loss			(2,004,212)		(5,752,707)	(14,047,607)	(8,084,161)
Income tax benefit
Net Loss			(2,004,212)		(5,752,707)	(14,047,607)	(8,084,161)
Deemed dividend to preferred stockholders			(331,200)		(331,200)	(10,015,837)
Net Loss Attributable to Common Stockholders			$ (2,335,412)		$ (6,083,907)	$ (24,063,444)	$ (8,084,161)